JOHCM EMERGING MARKETS OPPORTUNITIES FUND

JOHCM GLOBAL EQUITY FUND

JOHCM INTERNATIONAL SELECT FUND

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

JOHCM ASIA EX-JAPAN EQUITY FUND

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

JOHCM US SMALL MID CAP EQUITY FUND

Each A SERIES OF ADVISERS INVESTMENT TRUST

Supplement dated March 18, 2016

to the Prospectus dated January 28, 2016

For the JOHCM International Small Cap Equity Fund, on page 17, the last sentence of the last paragraph in the section entitled “Principal Investment Strategy” is hereby revised as follows:

“However, the Fund will generally initiate the sale of securities whose market capitalization grows to exceed US$5 billion.”

For the JOHCM Asia ex-Japan Equity Fund, on page 38, the last sentence of the third paragraph in the description of the JOHCM Asia ex-Japan Equity Fund, is removed in its entirety.

This Supplement and the Statutory Prospectus dated January 28, 2016 provide the information a prospective investor ought to know before investing and should be retained for future reference.

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

JOHCM GLOBAL EQUITY FUND

JOHCM INTERNATIONAL SELECT FUND

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

JOHCM ASIA EX-JAPAN EQUITY FUND

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

JOHCM US SMALL MID CAP EQUITY FUND

Each A SERIES OF ADVISERS INVESTMENT TRUST

Supplement dated March 18, 2016

to the Statement of Additional Information dated January 28, 2016

On March 10, 2016, the Board of Trustees of Advisers Investment Trust (the “Trust”) accepted the resignation of Peter B. Cherecwich, as Trustee of the Trust, and appointed Daniel P. Houlihan to the Board of Trustees of the Trust. Mr. Houlihan will serve as an interested Trustee of the Trust.

With the resignation of Mr. Cherecwich and with the appointment of Mr. Houlihan as Trustee of the Trust, the following changes are being made to the Statement of Additional Information:

All references to Mr. Cherecwich are removed from the Statement of Additional Information.

On page 17, in the table listing each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, the second row is hereby deleted and is replaced with the following:

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee [2]	Other Directorships Held by Trustee During Past 5 Years
Daniel P. Houlihan Year of Birth: 1966	Trustee	Indefinite/March 2016 to present	Executive Vice President, The Northern Trust Company, 2008 to present.	12	None

On page 18, in the table listing the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2015, the third row is hereby deleted and is replaced with the following:

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds within the Trust[1] Overseen by Trustee
Daniel P. Houlihan	None	None

On page 18, in the table listing Trustee Compensation, the third row is hereby deleted and is replaced with the following:

Name of Trustee	Aggregate Compensation from the Fund	Total Compensation from Trust[1]
Daniel P. Houlihan	$0	$0

On page 21, the last paragraph under the section titled “Trustee Attributes” is deleted and replaced with the following:

Mr. Houlihan has more than 26 years’ experience in the investment management industry. Mr. Houlihan is currently the Executive Vice President and North American Head of Northern Trust’s Global Fund Services (GFS) segment, responsible for servicing the firm’s North American asset management clients. Mr. Houlihan joined Northern Trust in 2008 as the Global Head of Product and Strategy for Northern Trust’s Investment Operations Outsourcing business. He also serves as Vice Chairman of the Board of the National Investment Company Service Association (NICSA). Prior to joining Northern Trust, Mr. Houlihan spent 19 years in numerous leadership positions for investment management, technology, and service companies. Among these, he was President of Citisoft, Inc. where he was responsible for executing their strategy for North America.

Additionally, on page 43, the last sentence in the last paragraph is deleted and replaced with the following:

“Information about how each Fund votes proxies relating to portfolio securities for each 12 month period ending June 30th will be available without charge, upon request, by calling the Trust at 866-260-9549 (toll free) or 312-557-5913 and on the SEC’s website at http://www.sec.gov.”.

This Supplement and the prospectus and Statement of Additional Information dated January 28, 2016 provide the information a prospective investor ought to know before investing and should be retained for future reference.